Schedule of Investments(a)
Invesco Large Cap Growth ETF (PWB)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-11.16%
Alphabet, Inc., Class A	163,775	$ 28,093,963
Meta Platforms, Inc., Class A	60,197	28,583,342
Netflix, Inc.(b)	44,514	27,970,372
Spotify Technology S.A. (Sweden)(b)	39,903	13,724,238
		98,371,915
Consumer Discretionary-11.74%
Airbnb, Inc., Class A(b)	84,221	11,753,883
Amazon.com, Inc.(b)	158,606	29,656,150
AutoZone, Inc.(b)	4,422	13,857,177
Booking Holdings, Inc.	3,265	12,129,507
Chipotle Mexican Grill, Inc.(b)	196,294	10,662,690
Hilton Worldwide Holdings, Inc.	61,906	13,289,361
MercadoLibre, Inc. (Brazil)(b)	7,250	12,099,525
		103,448,293
Consumer Staples-3.32%
Costco Wholesale Corp.	35,526	29,202,372
Financials-13.92%
Allstate Corp. (The)	75,189	12,866,342
American Express Co.	52,187	13,205,399
Coinbase Global, Inc., Class A(b)(c)	50,536	11,338,257
Mastercard, Inc., Class A	64,909	30,098,952
Moody’s Corp.	30,511	13,927,661
Progressive Corp. (The)	60,343	12,920,643
Visa, Inc., Class A	106,613	28,323,876
		122,681,130
Health Care-4.82%
Eli Lilly and Co.	35,762	28,762,304
Vertex Pharmaceuticals, Inc.(b)	27,706	13,734,418
		42,496,722
Industrials-15.74%
Cintas Corp.	18,470	14,109,972
Copart, Inc.(b)	234,807	12,287,450
Eaton Corp. PLC	36,702	11,186,403
Ingersoll Rand, Inc.	132,477	13,300,691
Parker-Hannifin Corp.	23,515	13,195,677
Quanta Services, Inc.	44,278	11,750,496
Republic Services, Inc.	67,469	13,110,576
Trane Technologies PLC	37,714	12,607,036
TransDigm Group, Inc.	9,395	12,159,197
W.W. Grainger, Inc.(c)	13,184	12,878,263
Waste Management, Inc.	59,970	12,153,520
		138,739,281
Information Technology-36.75%
Adobe, Inc.(b)	60,383	33,310,282
Amphenol Corp., Class A	184,824	11,876,790
	Shares	Value
Information Technology-(continued)
Apple, Inc.	152,060	$ 33,769,485
Applied Materials, Inc.	55,944	11,871,317
Arista Networks, Inc.(b)	40,266	13,954,182
Cadence Design Systems, Inc.(b)	41,800	11,188,188
CrowdStrike Holdings, Inc., Class A(b)	35,698	8,280,508
Fortinet, Inc.(b)	208,265	12,087,701
Intuit, Inc.	48,150	31,169,902
KLA Corp.	15,751	12,964,175
Lam Research Corp.	12,746	11,742,125
Microsoft Corp.	67,137	28,086,764
NVIDIA Corp.	253,282	29,639,060
Oracle Corp.(c)	232,066	32,361,604
Salesforce, Inc.	107,065	27,708,422
ServiceNow, Inc.(b)	16,988	13,834,857
		323,845,362
Materials-1.42%
Ecolab, Inc.	54,091	12,478,253
Utilities-1.15%
Constellation Energy Corp.	53,536	10,161,133
Total Common Stocks & Other Equity Interests (Cost $680,821,044)		881,424,461
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $390,273)	390,273	390,273
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $681,211,317)		881,814,734
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.19%
Invesco Private Government Fund, 5.30%(d)(e)(f)	437,861	437,861
Invesco Private Prime Fund, 5.48%(d)(e)(f)	1,260,393	1,260,771
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,698,632)		1,698,632
TOTAL INVESTMENTS IN SECURITIES-100.26% (Cost $682,909,949)		883,513,366
OTHER ASSETS LESS LIABILITIES-(0.26)%		(2,256,423)
NET ASSETS-100.00%		$881,256,943
See accompanying notes which are an integral part of this schedule.

Invesco Large Cap Growth ETF (PWB)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$471,270	$2,720,034	$(2,801,031)	$-	$-	$390,273	$5,117
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,632,833	55,614,873	(62,809,845)	-	-	437,861	63,402*
Invesco Private Prime Fund	19,628,040	108,743,010	(127,110,677)	940	(542)	1,260,771	171,185*
Total	$27,732,143	$167,077,917	$(192,721,553)	$940	$(542)	$2,088,905	$239,704

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Large Cap Value ETF (PWV)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-6.67%
Comcast Corp., Class A	799,930	$ 33,013,111
Verizon Communications, Inc.	782,450	31,704,874
		64,717,985
Consumer Discretionary-7.48%
D.R. Horton, Inc.	92,578	16,657,560
Ford Motor Co.	1,127,614	12,200,783
General Motors Co.	305,656	13,546,674
Lennar Corp., Class A	85,393	15,108,583
Lowe’s Cos., Inc.	61,380	15,069,404
		72,583,004
Consumer Staples-1.41%
Kroger Co. (The)	251,786	13,722,337
Energy-16.06%
Chevron Corp.(b)	193,664	31,077,262
ConocoPhillips	110,719	12,311,953
Energy Transfer L.P.	854,352	13,900,307
EOG Resources, Inc.	105,162	13,334,542
Exxon Mobil Corp.	268,176	31,802,992
Marathon Petroleum Corp.	73,523	13,015,041
Phillips 66	92,261	13,422,130
Valero Energy Corp.	80,523	13,022,180
Williams Cos., Inc. (The)(b)	323,851	13,906,162
		155,792,569
Financials-27.68%
Aflac, Inc.	151,644	14,463,805
American International Group, Inc.	170,235	13,487,719
Bank of America Corp.	783,250	31,572,807
Bank of New York Mellon Corp. (The)	227,179	14,782,538
Capital One Financial Corp.	96,830	14,660,062
Chubb Ltd.	50,153	13,825,176
CME Group, Inc., Class A	63,186	12,239,760
Fidelity National Information Services, Inc.	175,689	13,498,186
JPMorgan Chase & Co.	154,573	32,893,134
MetLife, Inc.	186,408	14,325,455
Morgan Stanley	312,139	32,215,866
PNC Financial Services Group, Inc. (The)	86,821	15,723,283
Prudential Financial, Inc.	111,890	14,022,055
Wells Fargo & Co.	517,821	30,727,498
		268,437,344
Health Care-19.88%
Abbott Laboratories	302,105	32,005,004
AbbVie, Inc.	198,247	36,739,134
Amgen, Inc.	102,592	34,108,762
	Shares	Value
Health Care-(continued)
Centene Corp.(c)	181,122	$ 13,931,904
Cigna Group (The)	39,548	13,789,201
Elevance Health, Inc.	25,490	13,561,445
HCA Healthcare, Inc.	41,348	15,011,391
Johnson & Johnson	213,324	33,673,194
		192,820,035
Industrials-7.63%
Caterpillar, Inc.	88,984	30,806,261
FedEx Corp.	53,336	16,120,806
PACCAR, Inc.	122,024	12,038,888
United Rentals, Inc.	19,822	15,007,236
		73,973,191
Information Technology-9.13%
Cisco Systems, Inc.	665,507	32,243,814
Dell Technologies, Inc., Class C	79,294	9,014,142
International Business Machines Corp.	181,522	34,877,637
NXP Semiconductors N.V. (China)	47,099	12,394,573
		88,530,166
Materials-3.98%
CRH PLC	166,194	14,242,826
Nucor Corp.	78,234	12,747,448
Southern Copper Corp. (Mexico)	108,928	11,612,814
		38,603,088
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $824,753,077)		969,179,719
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.55%
Invesco Private Government Fund, 5.30%(d)(e)(f)	1,453,255	1,453,255
Invesco Private Prime Fund, 5.48%(d)(e)(f)	3,885,275	3,886,441
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,339,696)		5,339,696
TOTAL INVESTMENTS IN SECURITIES-100.47% (Cost $830,092,773)		974,519,415
OTHER ASSETS LESS LIABILITIES-(0.47)%		(4,562,665)
NET ASSETS-100.00%		$969,956,750
See accompanying notes which are an integral part of this schedule.

Invesco Large Cap Value ETF (PWV)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$342,537	$8,576,365	$(8,918,902)	$-	$-	$-	$7,954
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,875,620	13,525,827	(14,948,192)	-	-	1,453,255	30,343*
Invesco Private Prime Fund	7,391,824	34,323,461	(37,828,858)	733	(719)	3,886,441	80,585*
Total	$10,609,981	$56,425,653	$(61,695,952)	$733	$(719)	$5,339,696	$118,882

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-8.93%
Alphabet, Inc., Class A	21,185	$ 3,634,075
Alphabet, Inc., Class C	17,614	3,049,864
AT&T, Inc.	390,011	7,507,712
Charter Communications, Inc., Class A(b)(c)	24,913	9,459,965
Comcast Corp., Class A	183,763	7,583,899
Meta Platforms, Inc., Class A	13,681	6,496,149
Netflix, Inc.(b)	10,298	6,470,748
T-Mobile US, Inc.	39,117	7,130,247
Verizon Communications, Inc.	173,433	7,027,505
Walt Disney Co. (The)	68,813	6,447,090
		64,807,254
Consumer Discretionary-9.62%
Amazon.com, Inc.(b)	37,469	7,005,954
Booking Holdings, Inc.	1,782	6,620,148
Ford Motor Co.	588,930	6,372,222
General Motors Co.	147,102	6,519,561
Home Depot, Inc. (The)	19,841	7,304,662
Lowe’s Cos., Inc.	30,813	7,564,900
McDonald’s Corp.	27,140	7,202,956
NIKE, Inc., Class B	73,677	5,515,460
Starbucks Corp.	86,377	6,733,087
Tesla, Inc.(b)	38,713	8,984,126
		69,823,076
Consumer Staples-10.94%
Altria Group, Inc.	155,225	7,607,577
Coca-Cola Co. (The)	109,992	7,340,866
Colgate-Palmolive Co.	72,702	7,211,311
Costco Wholesale Corp.	8,064	6,628,608
Kraft Heinz Co. (The)	212,483	7,481,526
Mondelez International, Inc., Class A	104,462	7,139,978
PepsiCo, Inc.	42,004	7,252,831
Philip Morris International, Inc.	67,312	7,751,650
Procter & Gamble Co. (The)	41,254	6,631,993
Target Corp.	48,738	7,330,683
Walmart, Inc.	102,655	7,046,239
		79,423,262
Energy-2.99%
Chevron Corp.	45,092	7,235,913
ConocoPhillips	62,887	6,993,035
Exxon Mobil Corp.	63,222	7,497,497
		21,726,445
Financials-18.43%
American Express Co.	30,678	7,762,761
American International Group, Inc.	93,709	7,424,564
Bank of America Corp.	175,332	7,067,633
Bank of New York Mellon Corp. (The)	118,873	7,735,066
Berkshire Hathaway, Inc., Class B(b)	16,966	7,439,591
BlackRock, Inc.	8,962	7,855,193
Capital One Financial Corp.	51,469	7,792,407
Charles Schwab Corp. (The)	93,917	6,122,449
Citigroup, Inc.	115,958	7,523,355
Goldman Sachs Group, Inc. (The)	15,435	7,856,878
JPMorgan Chase & Co.	35,502	7,554,826
Mastercard, Inc., Class A	15,475	7,175,912
MetLife, Inc.	100,366	7,713,127
Morgan Stanley	72,223	7,454,136
PayPal Holdings, Inc.(b)	113,475	7,464,385
U.S. Bancorp	177,182	7,951,928
	Shares	Value
Financials-(continued)
Visa, Inc., Class A	25,477	$ 6,768,475
Wells Fargo & Co.	119,848	7,111,780
		133,774,466
Health Care-14.09%
Abbott Laboratories	66,362	7,030,390
AbbVie, Inc.	40,799	7,560,871
Amgen, Inc.	23,089	7,676,400
Bristol-Myers Squibb Co.	166,984	7,941,759
CVS Health Corp.	114,255	6,893,004
Danaher Corp.	27,011	7,484,208
Eli Lilly and Co.	7,865	6,325,584
Gilead Sciences, Inc.	105,740	8,042,584
Johnson & Johnson	47,271	7,461,727
Medtronic PLC	84,896	6,818,847
Merck & Co., Inc.	53,137	6,011,389
Pfizer, Inc.	249,891	7,631,671
Thermo Fisher Scientific, Inc.	12,053	7,392,587
UnitedHealth Group, Inc.	13,848	7,978,664
		102,249,685
Industrials-13.48%
3M Co.	68,174	8,695,594
Boeing Co. (The)(b)	38,825	7,400,045
Caterpillar, Inc.	21,402	7,409,372
Deere & Co.	18,213	6,774,872
Emerson Electric Co.	64,783	7,586,737
FedEx Corp.	27,925	8,440,331
General Dynamics Corp.	23,581	7,043,880
General Electric Co.	44,146	7,513,649
Honeywell International, Inc.	33,003	6,757,364
Lockheed Martin Corp.	15,040	8,150,477
RTX Corp.	66,014	7,755,985
Union Pacific Corp.	30,978	7,643,202
United Parcel Service, Inc., Class B	50,729	6,613,540
		97,785,048
Information Technology-14.44%
Accenture PLC, Class A (Ireland)	24,050	7,951,411
Adobe, Inc.(b)	13,105	7,229,373
Advanced Micro Devices, Inc.(b)	43,086	6,225,065
Apple, Inc.	32,402	7,195,836
Broadcom, Inc.	39,704	6,379,639
Cisco Systems, Inc.	150,612	7,297,151
Intel Corp.	225,941	6,945,426
International Business Machines Corp.	40,657	7,811,836
Intuit, Inc.	11,562	7,484,661
Microsoft Corp.	15,544	6,502,832
NVIDIA Corp.	52,203	6,108,795
Oracle Corp.	49,794	6,943,773
QUALCOMM, Inc.	31,949	5,781,172
Salesforce, Inc.	29,733	7,694,901
Texas Instruments, Inc.	35,491	7,233,421
		104,785,292
Materials-1.93%
Dow, Inc.	125,032	6,810,493
Linde PLC	15,778	7,155,323
		13,965,816
Real Estate-2.04%
American Tower Corp.	35,000	7,714,000
Simon Property Group, Inc.	46,240	7,095,066
		14,809,066
See accompanying notes which are an integral part of this schedule.

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Utilities-3.01%
Duke Energy Corp.	67,212	$ 7,344,255
NextEra Energy, Inc.	94,151	7,192,195
Southern Co. (The)	87,468	7,305,327
		21,841,777
Total Common Stocks & Other Equity Interests (Cost $643,364,361)		724,991,187
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $48,462)	48,462	48,462
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $643,412,823)		725,039,649
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.02%
Invesco Private Government Fund, 5.30%(d)(e)(f)	2,056,726	$ 2,056,726
Invesco Private Prime Fund, 5.48%(d)(e)(f)	5,368,127	5,369,737
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,426,463)		7,426,463
TOTAL INVESTMENTS IN SECURITIES-100.93% (Cost $650,839,286)		732,466,112
OTHER ASSETS LESS LIABILITIES-(0.93)%		(6,758,936)
NET ASSETS-100.00%		$725,707,176

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,099,756	$(3,051,294)	$-	$-	$48,462	$6,000
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,551,231	20,882,202	(23,376,707)	-	-	2,056,726	34,897*
Invesco Private Prime Fund	11,704,960	43,798,611	(50,133,304)	225	(755)	5,369,737	91,597*
Total	$16,256,191	$67,780,569	$(76,561,305)	$225	$(755)	$7,474,925	$132,494

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.96%
Alphabet, Inc., Class C	291,350	$ 50,447,253
Meta Platforms, Inc., Class A	90,481	42,963,093
		93,410,346
Consumer Discretionary-14.02%
D.R. Horton, Inc.	385,994	69,451,900
Deckers Outdoor Corp.(b)	51,793	47,785,775
Genuine Parts Co.	517,654	76,152,080
Lennar Corp., Class A	289,788	51,272,191
lululemon athletica, inc.(b)	230,404	59,596,299
PulteGroup, Inc.(c)	454,680	60,017,760
Ross Stores, Inc.	590,715	84,608,109
Tapestry, Inc.(c)	1,191,574	47,770,202
TJX Cos., Inc. (The)	817,234	92,363,787
Ulta Beauty, Inc.(b)	214,392	78,229,497
		667,247,600
Consumer Staples-2.80%
Archer-Daniels-Midland Co.(c)	670,088	41,552,157
Lamb Weston Holdings, Inc.	470,543	28,241,991
Sysco Corp.	827,611	63,436,383
		133,230,531
Energy-24.87%
APA Corp.	2,451,298	76,455,985
Chevron Corp.(c)	497,474	79,829,653
ConocoPhillips	856,228	95,212,554
Coterra Energy, Inc.	2,657,122	68,553,748
Devon Energy Corp.	1,215,286	57,154,901
Diamondback Energy, Inc.	412,950	83,543,914
EOG Resources, Inc.	854,734	108,380,271
Exxon Mobil Corp.	600,353	71,195,862
Halliburton Co.(c)	1,355,451	47,007,041
Marathon Oil Corp.	3,152,043	88,414,806
Marathon Petroleum Corp.	574,937	101,775,348
Occidental Petroleum Corp.(c)	776,427	47,222,290
ONEOK, Inc.	774,162	64,510,919
Phillips 66	555,913	80,874,223
Valero Energy Corp.	699,710	113,157,101
		1,183,288,616
Financials-13.38%
Ameriprise Financial, Inc.	99,466	42,777,343
Arch Capital Group Ltd.(b)	576,964	55,261,612
Berkshire Hathaway, Inc., Class B(b)	117,286	51,429,911
Capital One Financial Corp.	370,362	56,072,807
Chubb Ltd.	165,959	45,748,258
Discover Financial Services	524,022	75,453,928
Everest Group Ltd.(c)	134,875	52,988,341
Loews Corp.	681,751	54,505,992
Mastercard, Inc., Class A	109,979	50,998,362
Synchrony Financial	1,251,378	63,557,489
Visa, Inc., Class A	148,974	39,577,923
W.R. Berkley Corp.(c)	874,881	48,232,189
		636,604,155
Health Care-3.04%
Incyte Corp.(b)	701,591	45,652,526
Molina Healthcare, Inc.(b)	167,884	57,293,773
Vertex Pharmaceuticals, Inc.(b)	83,534	41,409,474
		144,355,773
Industrials-13.05%
Builders FirstSource, Inc.(b)	420,836	70,435,321
	Shares	Value
Industrials-(continued)
Caterpillar, Inc.	171,480	$ 59,366,376
Copart, Inc.(b)(c)	873,175	45,693,248
Deere & Co.	169,781	63,155,136
Delta Air Lines, Inc.	1,809,695	77,853,079
Old Dominion Freight Line, Inc.	243,985	51,280,767
PACCAR, Inc.	575,636	56,792,248
Paycom Software, Inc.(c)	428,064	71,396,795
United Airlines Holdings, Inc.(b)(c)	1,725,048	78,351,680
W.W. Grainger, Inc.	47,931	46,819,480
		621,144,130
Information Technology-18.32%
Apple, Inc.	190,405	42,285,142
Applied Materials, Inc.	200,305	42,504,721
Arista Networks, Inc.(b)	261,887	90,756,940
Gartner, Inc.(b)	122,288	61,289,523
Hewlett Packard Enterprise Co.	1,933,967	38,505,283
Jabil, Inc.	617,729	69,599,526
KLA Corp.	79,719	65,614,317
Lam Research Corp.	53,007	48,832,169
Microchip Technology, Inc.(c)	491,604	43,644,603
NVIDIA Corp.	859,145	100,537,148
NXP Semiconductors N.V. (China)	295,736	77,825,886
ON Semiconductor Corp.(b)	812,857	63,606,060
Palo Alto Networks, Inc.(b)	199,461	64,770,971
TE Connectivity Ltd.	400,766	61,850,217
		871,622,506
Materials-8.46%
Celanese Corp.	383,161	54,083,175
CF Industries Holdings, Inc.	865,293	66,099,732
Martin Marietta Materials, Inc.	70,169	41,634,776
Mosaic Co. (The)	1,852,594	55,151,723
Nucor Corp.	532,323	86,736,710
Steel Dynamics, Inc.(c)	742,604	98,929,705
		402,635,821
Total Common Stocks & Other Equity Interests (Cost $4,359,731,563)		4,753,539,478
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $5,349,724)	5,349,724	5,349,724
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $4,365,081,287)		4,758,889,202
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.89%
Invesco Private Government Fund, 5.30%(d)(e)(f)	11,610,099	11,610,099
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 GARP ETF (SPGP)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	30,470,317	$ 30,479,458
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,089,557)		42,089,557
TOTAL INVESTMENTS IN SECURITIES-100.90% (Cost $4,407,170,844)		4,800,978,759
OTHER ASSETS LESS LIABILITIES-(0.90)%		(42,604,034)
NET ASSETS-100.00%		$4,758,374,725
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$816,383	$33,392,317	$(28,858,976)	$-	$-	$5,349,724	$63,373
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,700,379	177,330,760	(256,421,040)	-	-	11,610,099	515,472*
Invesco Private Prime Fund	204,571,930	389,092,622	(563,186,474)	20,436	(19,056)	30,479,458	1,400,093*
Total	$296,088,692	$599,815,699	$(848,466,490)	$20,436	$(19,056)	$47,439,281	$1,978,938

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.73%
Omnicom Group, Inc.(b)	3,172	$ 310,983
Verizon Communications, Inc.	8,456	342,637
		653,620
Consumer Discretionary-8.76%
Best Buy Co., Inc.	4,955	428,707
Carnival Corp.(c)	14,461	240,920
D.R. Horton, Inc.	2,730	491,209
eBay, Inc.(b)	4,981	276,993
General Motors Co.	16,785	743,911
Lennar Corp., Class A	2,591	458,426
Norwegian Cruise Line Holdings Ltd.(c)	12,941	238,503
PulteGroup, Inc.	3,312	437,184
		3,315,853
Consumer Staples-3.93%
Bunge Global S.A.	6,801	715,669
Kroger Co. (The)	9,830	535,735
Walmart, Inc.	3,452	236,946
		1,488,350
Energy-13.87%
Baker Hughes Co., Class A	9,034	349,796
ConocoPhillips	2,408	267,770
Coterra Energy, Inc.	10,175	262,515
Diamondback Energy, Inc.	1,583	320,257
EOG Resources, Inc.	2,685	340,458
EQT Corp.	7,091	244,710
Exxon Mobil Corp.	2,820	334,424
Halliburton Co.	8,504	294,919
Kinder Morgan, Inc.	15,498	327,473
Marathon Oil Corp.	12,920	362,406
Marathon Petroleum Corp.(b)	3,327	588,945
ONEOK, Inc.	2,755	229,574
Phillips 66	4,191	609,707
Valero Energy Corp.	4,451	719,816
		5,252,770
Financials-33.23%
Aflac, Inc.(b)	3,890	371,028
Allstate Corp. (The)	1,744	298,433
American International Group, Inc.	6,189	490,355
Arch Capital Group Ltd.(c)	4,028	385,802
Assurant, Inc.	2,530	442,421
Bank of America Corp.	9,424	379,881
Bank of New York Mellon Corp. (The)	6,178	402,002
Berkshire Hathaway, Inc., Class B(c)	866	379,741
Capital One Financial Corp.	3,521	533,079
Chubb Ltd.	1,298	357,807
Cincinnati Financial Corp.	4,237	553,437
Citigroup, Inc.	6,846	444,169
Fifth Third Bancorp	9,780	414,085
Goldman Sachs Group, Inc. (The)	667	339,523
Hartford Financial Services Group, Inc. (The)	3,709	411,402
Huntington Bancshares, Inc.	31,448	470,148
JPMorgan Chase & Co.	1,600	340,480
KeyCorp	26,326	424,638
Loews Corp.	6,814	544,779
M&T Bank Corp.	3,281	564,890
MetLife, Inc.	4,947	380,177
PNC Financial Services Group, Inc. (The)	2,302	416,892
Prudential Financial, Inc.	3,449	432,229
Raymond James Financial, Inc.	2,323	269,468
	Shares	Value
Financials-(continued)
State Street Corp.	5,906	$ 501,833
Synchrony Financial	11,410	579,514
Travelers Cos., Inc. (The)	1,604	347,170
U.S. Bancorp	9,415	422,545
W.R. Berkley Corp.	5,358	295,387
Wells Fargo & Co.	6,594	391,288
		12,584,603
Health Care-10.06%
Cardinal Health, Inc.	3,245	327,193
Cencora, Inc.	1,676	398,687
Cigna Group (The)	1,164	405,852
DaVita, Inc.(b)(c)	1,566	213,947
Elevance Health, Inc.	595	316,558
Labcorp Holdings, Inc.(c)	1,186	255,512
McKesson Corp.	635	391,808
Molina Healthcare, Inc.(c)	1,246	425,222
Quest Diagnostics, Inc.	1,819	258,844
Universal Health Services, Inc., Class B	1,915	409,350
Viatris, Inc.	33,625	405,517
		3,808,490
Industrials-9.84%
Builders FirstSource, Inc.(c)	1,909	319,509
Cummins, Inc.	850	248,030
Delta Air Lines, Inc.	10,632	457,389
Emerson Electric Co.	3,232	378,499
FedEx Corp.	1,546	467,278
Huntington Ingalls Industries, Inc.	1,471	411,851
Jacobs Solutions, Inc.	1,843	269,723
PACCAR, Inc.	2,897	285,818
Snap-on, Inc.(b)	932	267,512
Stanley Black & Decker, Inc.	3,011	318,022
Textron, Inc.	3,261	302,947
		3,726,578
Information Technology-4.62%
Cognizant Technology Solutions Corp., Class A	4,154	314,375
Hewlett Packard Enterprise Co.	25,152	500,776
Jabil, Inc.	3,851	433,892
Skyworks Solutions, Inc.	2,294	260,644
TE Connectivity Ltd.	1,547	238,749
		1,748,436
Materials-8.55%
Ball Corp.	5,926	378,257
Celanese Corp.	2,793	394,232
Dow, Inc.	4,845	263,907
Eastman Chemical Co.	3,268	337,682
International Paper Co.	5,908	274,604
LyondellBasell Industries N.V., Class A	3,729	370,886
Nucor Corp.(b)	2,651	431,954
Smurfit WestRock PLC(c)	7,429	333,116
Steel Dynamics, Inc.	3,395	452,282
		3,236,920
Real Estate-2.24%
BXP, Inc.(b)	3,477	247,945
CBRE Group, Inc., Class A(c)	2,991	337,116
Host Hotels & Resorts, Inc.	15,006	262,755
		847,816
Utilities-3.07%
Atmos Energy Corp.	2,481	317,270
Duke Energy Corp.	2,411	263,450
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	4,725	$ 355,178
Public Service Enterprise Group, Inc.	2,844	226,866
		1,162,764
Total Common Stocks & Other Equity Interests (Cost $33,218,440)		37,826,200
Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $113,752)	113,752	113,752
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $33,332,192)		37,939,952
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.80%
Invesco Private Government Fund, 5.30%(d)(e)(f)	503,582	$ 503,582
Invesco Private Prime Fund, 5.48%(d)(e)(f)	1,314,386	1,314,780
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,818,362)		1,818,362
TOTAL INVESTMENTS IN SECURITIES-105.00% (Cost $35,150,554)		39,758,314
OTHER ASSETS LESS LIABILITIES-(5.00)%		(1,892,368)
NET ASSETS-100.00%		$37,865,946

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$80,646	$366,612	$(333,506)	$-	$-	$113,752	$1,246
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,035,749	8,104,802	(9,636,969)	-	-	503,582	22,978*
Invesco Private Prime Fund	5,584,893	13,132,945	(17,403,062)	525	(521)	1,314,780	62,196*
Total	$7,701,288	$21,604,359	$(27,373,537)	$525	$(521)	$1,932,114	$86,420

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-1.16%
New York Times Co. (The), Class A	665,297	$ 35,653,266
Consumer Discretionary-16.38%
H&R Block, Inc.(b)	418,800	24,265,272
KB Home	325,768	28,042,109
Murphy USA, Inc.(b)	71,303	36,002,311
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	182,500	17,819,300
Skechers U.S.A., Inc., Class A(c)	416,168	27,105,022
Taylor Morrison Home Corp., Class A(c)	421,189	28,253,358
Texas Roadhouse, Inc.	250,130	43,675,199
Toll Brothers, Inc.	564,970	80,626,869
TopBuild Corp.(c)	177,470	84,926,494
Williams-Sonoma, Inc.(b)	468,317	72,439,273
Wingstop, Inc.	164,118	61,360,438
		504,515,645
Consumer Staples-9.07%
BellRing Brands, Inc.(c)	861,332	44,169,105
Casey’s General Stores, Inc.	95,502	37,039,496
Celsius Holdings, Inc.(b)(c)	433,701	20,310,218
Coca-Cola Consolidated, Inc.	25,946	29,731,262
e.l.f. Beauty, Inc.(c)	365,038	62,998,258
Sprouts Farmers Market, Inc.(b)(c)	490,585	49,004,535
US Foods Holding Corp.(c)	661,810	35,995,846
		279,248,720
Energy-1.54%
Antero Midstream Corp.	1,049,890	15,076,420
Weatherford International PLC(c)	274,987	32,409,968
		47,486,388
Financials-8.11%
Erie Indemnity Co., Class A(b)	103,107	45,485,653
Essent Group Ltd.(b)	383,357	24,090,154
Evercore, Inc., Class A	123,442	30,908,642
FirstCash Holdings, Inc.	120,914	13,494,002
Houlihan Lokey, Inc.(b)	162,063	24,349,966
Kinsale Capital Group, Inc.(b)	74,009	33,827,294
MGIC Investment Corp.	1,402,513	34,838,423
Primerica, Inc.	169,579	42,694,905
		249,689,039
Health Care-4.22%
Chemed Corp.(b)	43,610	24,864,677
Neurocrine Biosciences, Inc.(c)	324,642	45,959,568
Tenet Healthcare Corp.(c)	394,024	58,985,393
		129,809,638
Industrials-40.82%
Acuity Brands, Inc.	88,120	22,148,962
BWX Technologies, Inc.	403,363	40,130,585
Carlisle Cos., Inc.	146,260	61,221,511
Clean Harbors, Inc.(c)	167,615	40,014,729
Comfort Systems USA, Inc.	193,551	64,340,223
Core & Main, Inc., Class A(b)(c)	1,096,347	58,621,674
Crane Co.	249,407	40,009,871
Curtiss-Wright Corp.	170,378	50,210,396
EMCOR Group, Inc.	234,709	88,119,147
ESAB Corp.(b)	248,896	25,287,834
Graco, Inc.(b)	538,048	45,760,982
ITT, Inc.	308,130	43,588,070
Lennox International, Inc.	179,813	104,920,885
Lincoln Electric Holdings, Inc.	224,209	46,054,771
MSA Safety, Inc.(b)	107,927	20,360,428
	Shares	Value
Industrials-(continued)
MSC Industrial Direct Co., Inc., Class A(b)	157,163	$ 13,979,649
nVent Electric PLC(b)	743,811	54,022,993
Owens Corning	457,052	85,185,352
Ryder System, Inc.	131,813	18,474,910
Saia, Inc.(b)(c)	112,542	47,025,675
Science Applications International Corp.(b)	169,702	21,110,929
Simpson Manufacturing Co., Inc.	229,672	44,117,694
Trex Co., Inc.(b)(c)	426,232	35,645,782
Watsco, Inc.(b)	120,738	59,100,044
Watts Water Technologies, Inc., Class A(b)	79,690	16,537,269
Woodward, Inc.	215,806	33,663,578
XPO, Inc.(c)	673,438	77,371,292
		1,257,025,235
Information Technology-14.36%
Blackbaud, Inc.(b)(c)	142,034	11,274,659
Commvault Systems, Inc.(c)	222,789	34,053,299
Crane NXT Co.(b)	197,178	12,398,553
Dropbox, Inc., Class A(b)(c)	982,242	23,495,229
Dynatrace, Inc.(b)(c)	913,992	40,142,528
Kyndryl Holdings, Inc.(c)	748,625	20,115,554
Manhattan Associates, Inc.(c)	404,599	103,326,492
Onto Innovation, Inc.(c)	288,051	55,104,156
Pure Storage, Inc., Class A(c)	861,775	51,646,176
Qualys, Inc.(b)(c)	195,819	29,204,446
Rambus, Inc.(c)	416,031	21,400,635
Teradata Corp.(b)(c)	291,146	9,438,953
Vontier Corp.(b)	781,089	30,642,121
		442,242,801
Materials-4.33%
Eagle Materials, Inc.	179,512	48,881,118
NewMarket Corp.	45,601	25,576,233
Reliance, Inc.	193,457	58,919,264
		133,376,615
Total Common Stocks & Other Equity Interests (Cost $2,903,237,777)		3,079,047,347
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $514,836)	514,836	514,836
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,903,752,613)		3,079,562,183
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.33%
Invesco Private Government Fund, 5.30%(d)(e)(f)	45,579,420	45,579,420
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	118,525,203	$ 118,560,761
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $164,140,181)		164,140,181
TOTAL INVESTMENTS IN SECURITIES-105.34% (Cost $3,067,892,794)		3,243,702,364
OTHER ASSETS LESS LIABILITIES-(5.34)%		(164,547,856)
NET ASSETS-100.00%		$3,079,154,508
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,397,451	$4,032,567	$(4,915,182)	$-	$-	$514,836	$7,695
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,506,254	200,398,586	(187,325,420)	-	-	45,579,420	536,377*
Invesco Private Prime Fund	83,604,743	437,665,037	(402,707,654)	8,332	(9,697)	118,560,761	1,419,722*
Total	$117,508,448	$642,096,190	$(594,948,256)	$8,332	$(9,697)	$164,655,017	$1,963,794

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Consumer Discretionary-15.97%
Carter’s, Inc.(b)	308,369	$ 18,671,743
Crocs, Inc.(b)(c)	523,218	70,304,803
Dick’s Sporting Goods, Inc.	404,920	87,604,442
Grand Canyon Education, Inc.(c)	198,602	30,971,982
Helen of Troy Ltd.(b)(c)	164,590	9,728,915
KB Home	549,626	47,311,806
Murphy USA, Inc.	138,138	69,748,639
Toll Brothers, Inc.	676,968	96,610,103
TopBuild Corp.(c)	224,713	107,534,159
Valvoline, Inc.(c)	953,563	44,340,680
Visteon Corp.(c)	215,658	24,917,125
Williams-Sonoma, Inc.(b)	1,344,558	207,976,231
YETI Holdings, Inc.(b)(c)	629,657	26,036,317
		841,756,945
Consumer Staples-6.01%
Boston Beer Co., Inc. (The), Class A(b)(c)	75,999	21,295,680
Celsius Holdings, Inc.(b)(c)	2,145,880	100,491,561
Coca-Cola Consolidated, Inc.	37,952	43,488,817
e.l.f. Beauty, Inc.(c)	388,347	67,020,925
Ingredion, Inc.	453,243	56,369,832
Lancaster Colony Corp.(b)	144,635	27,923,233
		316,590,048
Energy-4.40%
ChampionX Corp.	1,467,179	50,265,552
Chesapeake Energy Corp.(b)	765,259	58,412,219
HF Sinclair Corp.	1,052,178	54,155,602
Weatherford International PLC(c)	588,052	69,307,809
		232,141,182
Financials-12.40%
American Financial Group, Inc.	468,729	61,384,750
Erie Indemnity Co., Class A	242,544	106,998,286
Essent Group Ltd.(b)	676,400	42,504,976
Federated Hermes, Inc., Class B	616,351	21,159,330
International Bancshares Corp.(b)	350,492	23,637,180
Kinsale Capital Group, Inc.(b)	195,361	89,293,652
MGIC Investment Corp.	1,672,970	41,556,575
Primerica, Inc.	232,980	58,657,375
RenaissanceRe Holdings Ltd. (Bermuda)(b)	455,446	105,622,482
RLI Corp.	320,906	48,325,234
SEI Investments Co.(b)	804,299	54,563,644
		653,703,484
Health Care-7.22%
Chemed Corp.(b)	118,393	67,502,953
Lantheus Holdings, Inc.(b)(c)	597,300	62,614,959
Medpace Holdings, Inc.(b)(c)	247,546	94,691,296
Roivant Sciences Ltd.(b)(c)	3,963,988	43,009,270
Tenet Healthcare Corp.(c)	752,593	112,663,172
		380,481,650
Industrials-35.44%
Acuity Brands, Inc.	223,362	56,142,039
Advanced Drainage Systems, Inc.	527,527	93,393,380
Applied Industrial Technologies, Inc.	265,190	57,861,806
Carlisle Cos., Inc.	439,439	183,940,377
Comfort Systems USA, Inc.	288,624	95,944,390
Core & Main, Inc., Class A(c)	1,466,185	78,396,912
Crane Co.(b)	426,601	68,435,332
Curtiss-Wright Corp.	259,675	76,526,222
	Shares	Value
Industrials-(continued)
Donaldson Co., Inc.	749,046	$ 56,043,622
EMCOR Group, Inc.	392,691	147,431,909
EnerSys	259,251	28,499,462
Exponent, Inc.(b)	382,543	40,580,161
Genpact Ltd.(b)	1,067,643	37,015,183
Graco, Inc.	1,177,754	100,167,978
Insperity, Inc.(b)	319,060	32,773,843
Landstar System, Inc.	309,203	58,825,871
Lincoln Electric Holdings, Inc.	513,706	105,520,349
MDU Resources Group, Inc.	1,518,691	40,913,536
MSA Safety, Inc.(b)	249,228	47,016,862
MSC Industrial Direct Co., Inc., Class A(b)	395,568	35,185,774
Owens Corning	567,254	105,724,801
Paylocity Holding Corp.(c)	302,523	45,399,627
Science Applications International Corp.	420,670	52,331,348
Simpson Manufacturing Co., Inc.	284,599	54,668,622
Terex Corp.(b)	461,281	29,180,636
Trex Co., Inc.(b)(c)	944,040	78,950,065
UFP Industries, Inc.	468,469	61,805,115
		1,868,675,222
Information Technology-12.43%
Cirrus Logic, Inc.(c)	332,969	43,445,795
Commvault Systems, Inc.(c)	412,979	63,123,840
Crane NXT Co.(b)	326,478	20,528,937
Dynatrace, Inc.(c)	1,581,836	69,474,237
Lattice Semiconductor Corp.(b)(c)	1,105,791	58,606,923
Manhattan Associates, Inc.(c)	747,906	191,000,234
Pure Storage, Inc., Class A(c)	1,908,222	114,359,744
Qualys, Inc.(b)(c)	322,205	48,053,654
Vontier Corp.	1,195,200	46,887,696
		655,481,060
Materials-6.11%
Cabot Corp.(b)	383,128	38,423,907
Eagle Materials, Inc.(b)	244,058	66,456,993
NewMarket Corp.(b)	56,373	31,617,925
Reliance, Inc.	392,954	119,678,070
Royal Gold, Inc.(b)	476,840	65,861,141
		322,038,036
Total Common Stocks & Other Equity Interests (Cost $4,759,654,510)		5,270,867,627
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $1,830,922)	1,830,922	1,830,922
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $4,761,485,432)		5,272,698,549
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.06%
Invesco Private Government Fund, 5.30%(d)(e)(f)	72,721,979	72,721,979
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	193,939,234	$ 193,997,416
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $266,718,065)		266,719,395
TOTAL INVESTMENTS IN SECURITIES-105.07% (Cost $5,028,203,497)		5,539,417,944
OTHER ASSETS LESS LIABILITIES-(5.07)%		(267,265,810)
NET ASSETS-100.00%		$5,272,152,134
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,553,691	$239,623,948	$(240,346,717)	$-	$-	$1,830,922	$156,666
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	120,682,067	332,924,719	(380,884,807)	-	-	72,721,979	1,570,032*
Invesco Private Prime Fund	310,409,230	495,377,774	(611,790,068)	53,087	(52,607)	193,997,416	4,196,182*
Total	$433,644,988	$1,067,926,441	$(1,233,021,592)	$53,087	$(52,607)	$268,550,317	$5,922,880

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Consumer Discretionary-17.86%
Aramark	85,478	$ 2,929,331
AutoNation, Inc.(b)(c)	25,714	4,904,174
Gap, Inc. (The)(c)	65,976	1,549,117
Graham Holdings Co., Class B	5,253	4,070,287
KB Home	44,983	3,872,137
Lithia Motors, Inc., Class A(c)	21,824	6,030,626
Murphy USA, Inc.	4,302	2,172,166
Penske Automotive Group, Inc.(c)	25,056	4,362,500
PVH Corp.	26,369	2,689,374
Taylor Morrison Home Corp., Class A(b)(c)	63,580	4,264,946
Thor Industries, Inc.(c)	31,461	3,339,271
Toll Brothers, Inc.	21,814	3,113,076
Travel + Leisure Co.	46,294	2,133,690
		45,430,695
Consumer Staples-5.82%
Ingredion, Inc.	20,744	2,579,931
Performance Food Group Co.(b)	53,917	3,720,273
Pilgrim’s Pride Corp.(b)(c)	75,368	3,107,422
Post Holdings, Inc.(b)	22,727	2,485,425
US Foods Holding Corp.(b)	53,359	2,902,196
		14,795,247
Energy-13.02%
Chord Energy Corp.	15,674	2,690,599
Civitas Resources, Inc.	46,625	3,252,560
CNX Resources Corp.(b)(c)	139,115	3,682,374
DT Midstream, Inc.(c)	25,757	1,941,048
HF Sinclair Corp.	99,492	5,120,853
Matador Resources Co.(c)	41,051	2,523,815
Murphy Oil Corp.	64,432	2,666,196
Ovintiv, Inc.	67,754	3,146,496
PBF Energy, Inc., Class A	142,636	5,812,417
Permian Resources Corp.	149,373	2,291,382
		33,127,740
Financials-36.56%
Affiliated Managers Group, Inc.	16,508	3,064,215
Ally Financial, Inc.	66,164	2,978,042
Associated Banc-Corp	133,491	3,067,623
Bank OZK(c)	91,042	4,268,959
Cadence Bank(c)	105,825	3,478,468
CNO Financial Group, Inc.	127,021	4,427,952
East West Bancorp, Inc.	34,120	2,998,807
Essent Group Ltd.	50,268	3,158,841
F.N.B. Corp.	246,532	3,781,801
Fidelity National Financial, Inc.(c)	42,576	2,359,136
Hancock Whitney Corp.	60,912	3,333,714
International Bancshares Corp.(c)	46,511	3,136,702
Janus Henderson Group PLC	75,212	2,800,143
Jefferies Financial Group, Inc.(c)	50,417	2,947,882
MGIC Investment Corp.	143,223	3,557,659
Old National Bancorp	199,066	3,985,301
Old Republic International Corp.	88,564	3,066,086
Pinnacle Financial Partners, Inc.	35,633	3,432,171
Reinsurance Group of America, Inc.	13,428	3,027,074
SLM Corp.	120,279	2,729,130
Starwood Property Trust, Inc.(c)	131,809	2,629,589
Stifel Financial Corp.	22,472	1,992,592
Texas Capital Bancshares, Inc.(b)	42,391	2,802,045
UMB Financial Corp.	31,102	3,173,026
Unum Group	76,779	4,417,096
	Shares	Value
Financials-(continued)
Webster Financial Corp.	79,639	$ 3,951,687
Western Union Co. (The)	174,646	2,076,541
Wintrust Financial Corp.	28,383	3,071,041
Zions Bancorporation N.A.	63,874	3,300,370
		93,013,693
Health Care-1.28%
Tenet Healthcare Corp.(b)	21,716	3,250,885
Industrials-8.97%
EnerSys	16,623	1,827,366
Fluor Corp.(b)	50,630	2,435,303
MDU Resources Group, Inc.	101,354	2,730,477
Oshkosh Corp.	25,229	2,741,131
Ryder System, Inc.	25,515	3,576,182
Science Applications International Corp.	15,301	1,903,444
Terex Corp.	53,791	3,402,819
Timken Co. (The)(c)	21,722	1,888,728
UFP Industries, Inc.	17,463	2,303,894
		22,809,344
Information Technology-8.18%
Amkor Technology, Inc.	51,026	1,666,509
Arrow Electronics, Inc.(b)	38,700	4,786,803
ASGN, Inc.(b)(c)	19,955	1,889,140
Avnet, Inc.	105,801	5,687,862
TD SYNNEX Corp.	34,417	4,101,474
Vishay Intertechnology, Inc.(c)	110,042	2,675,121
		20,806,909
Materials-4.19%
Commercial Metals Co.(c)	59,218	3,559,002
Reliance, Inc.	7,325	2,230,902
United States Steel Corp.(c)	118,561	4,871,671
		10,661,575
Real Estate-3.29%
Jones Lang LaSalle, Inc.(b)	13,900	3,487,510
Park Hotels & Resorts, Inc.(c)	177,371	2,671,207
Vornado Realty Trust(c)	73,860	2,215,062
		8,373,779
Utilities-0.78%
Southwest Gas Holdings, Inc.	26,877	1,993,198
Total Common Stocks & Other Equity Interests (Cost $212,957,313)		254,263,065
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $274,850)	274,850	274,850
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $213,232,163)		254,537,915
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.97%
Invesco Private Government Fund, 5.30%(d)(e)(f)	10,568,577	10,568,577
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	27,507,590	$ 27,515,842
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,084,278)		38,084,419
TOTAL INVESTMENTS IN SECURITIES-115.03% (Cost $251,316,441)		292,622,334
OTHER ASSETS LESS LIABILITIES-(15.03)%		(38,237,777)
NET ASSETS-100.00%		$254,384,557
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$155,310	$1,529,829	$(1,410,289)	$-	$-	$274,850	$2,919
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,034,436	38,486,233	(34,952,092)	-	-	10,568,577	89,228*
Invesco Private Prime Fund	18,094,045	54,430,550	(45,008,888)	2,222	(2,087)	27,515,842	235,356*
Total	$25,283,791	$94,446,612	$(81,371,269)	$2,222	$(2,087)	$38,359,269	$327,503

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.13%
CarGurus, Inc.(b)	219,192	$ 5,440,345
Yelp, Inc.(b)	229,679	8,367,206
		13,807,551
Consumer Discretionary-15.06%
Adtalem Global Education, Inc.(b)(c)	98,198	7,699,705
Century Communities, Inc.	92,606	9,696,774
G-III Apparel Group Ltd.(b)(c)	145,907	4,022,656
Green Brick Partners, Inc.(b)(c)	92,858	6,792,563
Group 1 Automotive, Inc.(c)	30,954	11,320,497
Installed Building Products, Inc.(c)	107,965	29,188,338
M/I Homes, Inc.(b)	151,740	25,314,784
Meritage Homes Corp.	136,457	27,683,032
Patrick Industries, Inc.(c)	71,068	9,100,968
Shake Shack, Inc., Class A(b)(c)	95,250	8,345,805
Stride, Inc.(b)(c)	130,851	9,942,059
Tri Pointe Homes, Inc.(b)	375,286	16,981,691
Upbound Group, Inc.(c)	112,931	4,260,887
Urban Outfitters, Inc.(b)(c)	156,968	7,228,376
Worthington Enterprises, Inc.(c)	125,354	6,256,418
		183,834,553
Consumer Staples-2.20%
Andersons, Inc. (The)	103,688	5,654,107
Inter Parfums, Inc.(c)	38,610	5,431,655
John B. Sanfilippo & Son, Inc.(c)	27,473	2,881,093
WD-40 Co.(c)	49,130	12,852,899
		26,819,754
Energy-3.64%
Archrock, Inc.	648,959	13,452,920
CONSOL Energy, Inc.(b)(c)	98,430	9,824,298
Dorian LPG Ltd.(c)	185,761	7,590,195
Liberty Energy, Inc., Class A(c)	384,981	9,297,291
Par Pacific Holdings, Inc.(b)	160,381	4,258,116
		44,422,820
Financials-13.31%
Artisan Partners Asset Management, Inc., Class A(c)	171,583	7,577,105
Assured Guaranty Ltd.	180,516	14,869,103
Bancorp, Inc. (The)(b)(c)	118,477	6,141,848
Customers Bancorp, Inc.(b)(c)	83,705	5,397,298
Donnelley Financial Solutions, Inc.(b)	72,425	4,887,239
First Bancorp	443,070	9,503,851
Goosehead Insurance, Inc., Class A(b)(c)	118,593	10,707,762
HCI Group, Inc.(c)	27,540	2,595,920
Mr. Cooper Group, Inc.(b)	252,020	22,651,558
NMI Holdings, Inc., Class A(b)	295,496	11,627,768
OFG Bancorp	137,164	6,229,989
Piper Sandler Cos.	40,128	10,966,180
PJT Partners, Inc., Class A(c)	56,180	7,468,569
PROG Holdings, Inc.(c)	116,178	5,234,981
Radian Group, Inc.(c)	574,715	21,321,926
SiriusPoint Ltd. (Bermuda)(b)	360,486	5,180,184
Stewart Information Services Corp.(c)	81,915	5,791,391
WisdomTree, Inc.(c)	266,582	3,182,989
World Acceptance Corp.(b)(c)	8,674	1,059,269
		162,394,930
Health Care-10.06%
Amphastar Pharmaceuticals, Inc.(b)(c)	144,054	6,269,230
ANI Pharmaceuticals, Inc.(b)(c)	35,963	2,363,488
	Shares	Value
Health Care-(continued)
CorVel Corp.(b)(c)	29,079	$ 8,921,437
Ensign Group, Inc. (The)(c)	161,917	22,789,818
Glaukos Corp.(b)	195,475	22,903,806
Innoviva, Inc.(b)(c)	169,502	3,193,418
Integer Holdings Corp.(b)(c)	134,872	16,017,399
National HealthCare Corp.(c)	67,672	9,214,219
RadNet, Inc.(b)(c)	273,261	16,327,345
UFP Technologies, Inc.(b)(c)	22,108	7,109,712
Vericel Corp.(b)(c)	152,743	7,716,576
		122,826,448
Industrials-31.05%
AAR Corp.(b)(c)	76,123	4,917,546
AeroVironment, Inc.(b)(c)	73,341	13,094,302
Alamo Group, Inc.	32,620	6,286,526
American Woodmark Corp.(b)(c)	58,350	5,960,453
ArcBest Corp.(c)	65,811	8,295,477
Arcosa, Inc.	141,949	13,188,482
Armstrong World Industries, Inc.	138,451	18,192,461
AZZ, Inc.(c)	105,335	8,422,587
Boise Cascade Co.(c)	216,512	30,764,190
CoreCivic, Inc.(b)	309,801	4,318,626
Enerpac Tool Group Corp.(c)	116,724	4,692,305
Enpro, Inc.(c)	50,948	8,709,051
Federal Signal Corp.	239,102	23,903,027
Gibraltar Industries, Inc.(b)(c)	116,215	8,631,288
GMS, Inc.(b)	137,153	13,198,233
Greenbrier Cos., Inc. (The)(c)	89,174	4,548,766
Griffon Corp.	143,936	10,372,028
HNI Corp.	135,198	7,429,130
Insteel Industries, Inc.(c)	47,599	1,630,266
MasterBrand, Inc.(b)	437,964	7,905,250
Matson, Inc.	158,644	21,053,645
Moog, Inc., Class A(c)	109,724	21,516,876
Mueller Industries, Inc.	428,861	30,423,399
MYR Group, Inc.(b)(c)	56,726	7,968,868
Powell Industries, Inc.(c)	50,659	9,302,512
Rush Enterprises, Inc., Class A(c)	171,199	8,732,861
SkyWest, Inc.(b)	223,941	17,901,844
SPX Technologies, Inc.(b)	127,755	18,848,973
Standex International Corp.	34,175	6,383,890
Tennant Co.	60,509	6,516,214
Verra Mobility Corp., Class A(b)(c)	856,740	25,813,576
		378,922,652
Information Technology-14.91%
Arlo Technologies, Inc.(b)(c)	388,736	5,893,238
Badger Meter, Inc.	78,466	16,176,550
DoubleVerify Holdings, Inc.(b)(c)	455,258	9,615,049
ePlus, Inc.(b)(c)	98,430	9,047,686
Fabrinet (Thailand)(b)(c)	118,944	26,234,289
FormFactor, Inc.(b)	211,302	11,317,335
Insight Enterprises, Inc.(b)(c)	144,282	32,391,309
InterDigital, Inc.(c)	114,934	14,109,298
LiveRamp Holdings, Inc.(b)(c)	191,121	5,787,144
N-able, Inc.(b)	173,051	2,412,331
OSI Systems, Inc.(b)(c)	49,240	7,286,535
PC Connection, Inc.	34,393	2,461,507
Photronics, Inc.(b)(c)	213,559	5,426,534
SPS Commerce, Inc.(b)	112,752	24,289,036
Veeco Instruments, Inc.(b)(c)	231,511	9,586,870
		182,034,711
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Materials-5.80%
Alpha Metallurgical Resources, Inc.(c)	64,231	$ 18,974,480
Carpenter Technology Corp.	118,259	17,250,440
Hawkins, Inc.(c)	85,993	8,934,673
Koppers Holdings, Inc.(c)	72,602	2,955,627
Materion Corp.	49,241	5,930,094
Olympic Steel, Inc.	32,352	1,639,599
Warrior Met Coal, Inc.	218,625	15,109,174
		70,794,087
Real Estate-1.59%
St. Joe Co. (The)	76,863	4,740,910
Tanger, Inc.	439,669	12,706,434
Whitestone REIT	143,869	1,985,392
		19,432,736
Utilities-1.16%
Otter Tail Corp.(c)	145,492	14,101,085
Total Common Stocks & Other Equity Interests (Cost $1,145,524,905)		1,219,391,327
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $1,279,666)	1,279,666	1,279,666
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $1,146,804,571)		1,220,670,993
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.14%
Invesco Private Government Fund, 5.30%(d)(e)(f)	72,174,215	$ 72,174,215
Invesco Private Prime Fund, 5.48%(d)(e)(f)	161,425,534	161,473,962
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $233,648,177)		233,648,177
TOTAL INVESTMENTS IN SECURITIES-119.16% (Cost $1,380,452,748)		1,454,319,170
OTHER ASSETS LESS LIABILITIES-(19.16)%		(233,860,743)
NET ASSETS-100.00%		$1,220,458,427

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$109,664	$8,158,689	$(6,988,687)	$-	$-	$1,279,666	$6,941
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,941,462	188,253,774	(136,021,021)	-	-	72,174,215	366,892*
Invesco Private Prime Fund	53,857,089	224,347,407	(116,729,671)	6,175	(7,038)	161,473,962	963,150*
Total	$73,908,215	$420,759,870	$(259,739,379)	$6,175	$(7,038)	$234,927,843	$1,336,983

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
July 31, 2024
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-0.64%
Telephone and Data Systems, Inc.	267,499	$ 5,670,979
Consumer Discretionary-22.08%
Asbury Automotive Group, Inc.(b)(c)	39,196	10,552,347
Bloomin’ Brands, Inc.(c)	252,523	5,265,105
Caleres, Inc.(c)	221,836	8,553,996
Century Communities, Inc.	88,302	9,246,102
Ethan Allen Interiors, Inc.(c)	191,053	5,897,806
G-III Apparel Group Ltd.(b)	361,872	9,976,811
Green Brick Partners, Inc.(b)	93,119	6,811,655
Group 1 Automotive, Inc.(c)	35,114	12,841,892
Guess?, Inc.(c)	334,909	8,054,561
Haverty Furniture Cos., Inc., (Acquired 12/16/2022 - 07/31/2024; Cost $7,539,081)(c)(d)	260,763	7,632,533
Kohl’s Corp.(c)	663,368	14,368,551
La-Z-Boy, Inc.(c)	157,370	6,946,312
M/I Homes, Inc.(b)	55,313	9,227,868
Meritage Homes Corp.	37,269	7,560,762
Movado Group, Inc.	250,455	6,486,785
ODP Corp. (The)(b)	283,836	11,992,071
Phinia, Inc.(c)	159,955	7,149,988
Shoe Carnival, Inc.(c)	137,350	5,833,255
Signet Jewelers Ltd.(c)	53,863	4,531,494
Sonic Automotive, Inc., Class A(c)	178,831	10,647,598
Tri Pointe Homes, Inc.(b)	165,816	7,503,174
Urban Outfitters, Inc.(b)(c)	121,448	5,592,680
Winnebago Industries, Inc.(c)	108,105	6,758,725
Worthington Enterprises, Inc.(c)	102,956	5,138,534
		194,570,605
Consumer Staples-3.39%
Andersons, Inc. (The)(c)	222,312	12,122,673
Cal-Maine Foods, Inc.	84,494	6,047,236
Central Garden & Pet Co., Class A(b)(c)	174,393	5,992,143
PriceSmart, Inc.(c)	62,784	5,734,063
		29,896,115
Energy-10.14%
Bristow Group, Inc.(b)	149,152	5,660,318
California Resources Corp.(c)	99,175	5,101,562
CONSOL Energy, Inc.(b)	55,997	5,589,061
CVR Energy, Inc.(c)	315,633	9,027,104
Dorian LPG Ltd.	111,219	4,544,408
Helmerich & Payne, Inc.(c)	155,164	6,271,729
Liberty Energy, Inc., Class A(c)	229,760	5,548,704
Northern Oil and Gas, Inc.(c)	135,491	5,851,856
Par Pacific Holdings, Inc.(b)	513,050	13,621,477
ProPetro Holding Corp.(b)	781,005	7,489,838
REX American Resources Corp.(b)(c)	103,154	5,241,255
SM Energy Co.	105,758	4,886,020
Vital Energy, Inc.(b)(c)	241,965	10,552,094
		89,385,426
Financials-31.28%
Ameris Bancorp	117,303	7,142,580
Arbor Realty Trust, Inc.(c)	436,404	5,891,454
Assured Guaranty Ltd.	105,252	8,669,607
Axos Financial, Inc.(b)(c)	103,130	7,529,521
BankUnited, Inc.	233,492	8,994,112
Bread Financial Holdings, Inc.	244,492	13,344,373
Central Pacific Financial Corp.	290,527	7,579,849
Customers Bancorp, Inc.(b)(c)	165,024	10,640,748
	Shares	Value
Financials-(continued)
Ellington Financial, Inc.(c)	468,558	$ 5,946,001
Employers Holdings, Inc.	160,747	7,717,463
Enova International, Inc.(b)(c)	84,409	7,298,846
EZCORP, Inc., Class A(b)(c)	920,314	9,589,672
First Commonwealth Financial Corp.	469,193	8,483,009
First Hawaiian, Inc.(c)	279,019	6,986,636
Franklin BSP Realty Trust, Inc.(c)	525,432	7,271,979
Fulton Financial Corp.	356,023	6,896,166
Horace Mann Educators Corp.	166,487	5,755,456
Jackson Financial, Inc., Class A(c)	131,047	11,539,999
Lincoln National Corp.	317,954	10,587,868
Mercury General Corp.	104,190	6,237,855
Mr. Cooper Group, Inc.(b)	66,985	6,020,612
NMI Holdings, Inc., Class A(b)(c)	161,080	6,338,498
OFG Bancorp	136,406	6,195,561
Pathward Financial, Inc.(c)	91,164	6,157,217
PennyMac Mortgage Investment Trust(c)	518,640	7,141,673
Preferred Bank(c)	73,101	6,291,072
Radian Group, Inc.(c)	196,212	7,279,465
S&T Bancorp, Inc.(c)	205,460	9,118,315
SiriusPoint Ltd. (Bermuda)(b)(c)	629,139	9,040,727
Stewart Information Services Corp.	86,840	6,139,588
StoneX Group, Inc.(b)(c)	157,024	13,086,380
Trustmark Corp.	202,132	7,020,044
Veritex Holdings, Inc.	352,715	8,842,565
Westamerica Bancorporation	101,748	5,490,322
WSFS Financial Corp.	131,127	7,407,364
		275,672,597
Health Care-1.79%
Innoviva, Inc.(b)(c)	355,008	6,688,351
Owens & Minor, Inc.(b)(c)	552,729	9,075,810
		15,764,161
Industrials-18.23%
ABM Industries, Inc.	147,924	8,218,657
Air Lease Corp., Class A	164,644	8,169,635
American Woodmark Corp.(b)	72,824	7,438,972
Boise Cascade Co.(c)	38,360	5,450,572
CoreCivic, Inc.(b)(c)	460,776	6,423,217
Deluxe Corp.	271,127	6,610,076
DNOW, Inc.(b)(c)	529,258	8,129,403
DXP Enterprises, Inc.(b)(c)	123,275	6,750,539
Enviri Corp.(b)	589,905	6,972,677
GEO Group, Inc. (The)(b)	434,575	6,301,338
GMS, Inc.(b)	52,795	5,080,463
Greenbrier Cos., Inc. (The)(c)	138,782	7,079,270
Heidrick & Struggles International, Inc.	177,937	7,142,391
Hub Group, Inc., Class A(c)	124,186	5,808,179
Interface, Inc.	326,795	5,647,018
Kelly Services, Inc., Class A(c)	665,230	15,652,862
MasterBrand, Inc.(b)	343,631	6,202,540
MillerKnoll, Inc.(c)	232,101	7,199,773
Quanex Building Products Corp.	164,950	5,509,330
Rush Enterprises, Inc., Class A(c)	155,927	7,953,836
SkyWest, Inc.(b)	61,270	4,897,924
Titan International, Inc.(b)(c)	1,409,389	12,007,994
		160,646,666
Information Technology-3.87%
Benchmark Electronics, Inc.	146,738	7,024,348
PC Connection, Inc.	76,336	5,463,368
Sanmina Corp.(b)(c)	92,904	6,998,458
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
ScanSource, Inc.(b)(c)	184,355	$ 9,595,678
TTM Technologies, Inc.(b)(c)	258,458	5,008,916
		34,090,768
Materials-7.92%
Alpha Metallurgical Resources, Inc.(c)	16,613	4,907,646
Arch Resources, Inc.	30,571	4,480,180
Century Aluminum Co.(b)(c)	350,226	5,291,915
Clearwater Paper Corp.(b)(c)	156,550	8,683,828
Kaiser Aluminum Corp.	55,351	4,355,570
Koppers Holdings, Inc.	164,055	6,678,679
Metallus, Inc.(b)(c)	265,354	5,949,237
Myers Industries, Inc.(c)	335,145	4,993,661
Olympic Steel, Inc.(c)	206,767	10,478,952
SunCoke Energy, Inc.(c)	748,576	8,758,339
Warrior Met Coal, Inc.	75,988	5,251,531
		69,829,538
Real Estate-0.65%
Sunstone Hotel Investors, Inc.(c)	548,442	5,681,859
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $732,403,711)		881,208,714
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.81%
Invesco Private Government Fund, 5.30%(e)(f)(g)	52,418,651	$ 52,418,651
Invesco Private Prime Fund, 5.48%(e)(f)(g)	104,511,859	104,543,213
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $156,961,864)		156,961,864
TOTAL INVESTMENTS IN SECURITIES-117.80% (Cost $889,365,575)		1,038,170,578
OTHER ASSETS LESS LIABILITIES-(17.80)%		(156,878,814)
NET ASSETS-100.00%		$881,291,764

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Restricted security. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,391,824	$(4,391,824)	$-	$-	$-	$4,180
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	52,720,268	70,657,971	(70,959,588)	-	-	52,418,651	573,430*
Invesco Private Prime Fund	143,596,195	117,686,975	(156,739,942)	23,515	(23,530)	104,543,213	1,542,616*
Total	$196,316,463	$192,736,770	$(232,091,354)	$23,515	$(23,530)	$156,961,864	$2,120,226

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Communication Services-2.76%
Fox Corp., Class B	64,810	$ 2,296,218
Liberty Media Corp.-Liberty SiriusXM, Series A(b)(c)	48,145	1,089,040
Warner Music Group Corp., Class A(c)	70,838	2,125,849
		5,511,107
Consumer Discretionary-2.20%
Ermenegildo Zegna N.V. (Italy)(c)	56,830	642,179
Red Rock Resorts, Inc., Class A(c)	14,770	841,890
SharkNinja, Inc.	19,988	1,536,078
Skechers U.S.A., Inc., Class A(b)	21,221	1,382,123
		4,402,270
Consumer Staples-1.63%
Flowers Foods, Inc.(c)	29,287	659,543
Ingredion, Inc.	9,196	1,143,707
Performance Food Group Co.(b)(c)	20,977	1,447,413
		3,250,663
Energy-1.53%
Pembina Pipeline Corp. (Canada)	79,181	3,067,472
Financials-26.25%
Assurant, Inc.	7,346	1,284,595
Brookfield Asset Management Ltd., Class A (Canada)(c)	61,065	2,664,266
Brown & Brown, Inc.	40,616	4,038,449
Cincinnati Financial Corp.	21,728	2,838,111
CNA Financial Corp.	37,576	1,847,236
Corpay, Inc.(b)	9,687	2,826,860
Credicorp Ltd. (Peru)(c)	10,785	1,840,352
Enact Holdings, Inc.	21,814	742,331
Essent Group Ltd.	14,899	936,253
Everest Group Ltd.	5,991	2,353,684
F.N.B. Corp.(c)	50,190	769,915
Hartford Financial Services Group, Inc. (The)	41,022	4,550,160
Invesco Ltd.(d)	62,754	1,083,134
LPL Financial Holdings, Inc.	10,561	2,339,473
Northern Trust Corp.	28,784	2,551,702
PennyMac Financial Services, Inc.	7,064	693,120
Popular, Inc.	9,913	1,017,371
Principal Financial Group, Inc.	32,659	2,662,035
RenaissanceRe Holdings Ltd. (Bermuda)	7,209	1,671,839
SEI Investments Co.	18,332	1,243,643
State Street Corp.	41,829	3,554,210
Voya Financial, Inc.(c)	13,914	1,011,965
W.R. Berkley Corp.	53,221	2,934,074
WEX, Inc.(b)(c)	5,807	1,065,294
Willis Towers Watson PLC	14,227	4,015,998
		52,536,070
Health Care-2.79%
Bausch + Lomb Corp.(b)(c)	49,216	847,500
Baxter International, Inc.	71,781	2,571,195
Qiagen N.V.(b)	32,470	1,444,590
Select Medical Holdings Corp.(c)	17,855	709,915
		5,573,200
Industrials-25.00%
AECOM	19,101	1,730,742
AerCap Holdings N.V. (Ireland)	26,589	2,498,037
Allison Transmission Holdings, Inc.	12,061	1,068,484
Booz Allen Hamilton Holding Corp.	17,750	2,543,752
BWX Technologies, Inc.	12,583	1,251,883
	Shares	Value
Industrials-(continued)
CACI International, Inc., Class A(b)	3,099	$ 1,430,126
Carlisle Cos., Inc.	6,670	2,791,929
Crane Co.	7,991	1,281,916
ESAB Corp.(c)	8,658	879,653
Fortive Corp.	49,542	3,559,593
Franklin Electric Co., Inc.	6,503	693,350
Genpact Ltd.	25,337	878,434
Graco, Inc.	23,638	2,010,412
Huntington Ingalls Industries, Inc.	5,444	1,524,211
IDEX Corp.	10,703	2,231,361
ITT, Inc.	11,603	1,641,360
Jacobs Solutions, Inc.	17,598	2,575,467
Leidos Holdings, Inc.	18,643	2,692,049
MDU Resources Group, Inc.	28,333	763,291
nVent Electric PLC	23,339	1,695,112
Oshkosh Corp.	9,278	1,008,055
Regal Rexnord Corp.	9,513	1,528,549
SPX Technologies, Inc.(b)	6,495	958,272
TFI International, Inc. (Canada)	11,544	1,797,978
Veralto Corp.	34,411	3,666,836
Wabtec Corp.	24,690	3,978,793
Woodward, Inc.	8,671	1,352,589
		50,032,234
Information Technology-7.49%
Check Point Software Technologies Ltd. (Israel)(b)	16,089	2,951,527
EPAM Systems, Inc.(b)	8,216	1,767,508
Flex Ltd.(b)	55,884	1,796,671
Littelfuse, Inc.	3,555	949,576
Logitech International S.A., Class R (Switzerland)(c)	21,653	1,961,112
Teledyne Technologies, Inc.(b)	6,670	2,813,806
Trimble, Inc.(b)	34,435	1,878,085
Vontier Corp.	22,190	870,514
		14,988,799
Materials-13.99%
AptarGroup, Inc.	9,371	1,377,350
Avery Dennison Corp.	11,298	2,449,745
Eastman Chemical Co.	16,522	1,707,218
ICL Group Ltd. (Israel)(c)	185,411	778,726
LyondellBasell Industries N.V., Class A	45,299	4,505,438
Mosaic Co. (The)	42,493	1,265,017
Nutrien Ltd. (Canada)	68,285	3,496,192
Packaging Corp. of America	12,254	2,449,207
PPG Industries, Inc.	33,596	4,266,020
RPM International, Inc.(c)	18,536	2,251,382
Silgan Holdings, Inc.	15,032	773,096
Westlake Corp.	18,131	2,680,850
		28,000,241
Real Estate-8.92%
Americold Realty Trust, Inc.(c)	39,208	1,171,927
AvalonBay Communities, Inc.	19,795	4,056,391
EastGroup Properties, Inc.	6,724	1,257,321
Equity Residential	52,736	3,672,008
Gaming and Leisure Properties, Inc.	38,310	1,923,162
Regency Centers Corp.	26,127	1,759,392
Sun Communities, Inc.	17,167	2,175,574
UDR, Inc.	45,828	1,836,328
		17,852,103
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Utilities-7.50%
Ameren Corp.	37,256	$ 2,953,283
DTE Energy Co.	29,104	3,507,905
Entergy Corp.	29,554	3,427,378
Eversource Energy	49,221	3,194,935
NiSource, Inc.	61,436	1,919,875
		15,003,376
Total Common Stocks & Other Equity Interests (Cost $181,529,695)		200,217,535
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $63,197)	63,197	63,197
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $181,592,892)		200,280,732
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.26%
Invesco Private Government Fund, 5.30%(d)(e)(f)	3,825,438	$ 3,825,438
Invesco Private Prime Fund, 5.48%(d)(e)(f)	10,699,302	10,702,512
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,527,796)		14,527,950
TOTAL INVESTMENTS IN SECURITIES-107.35% (Cost $196,120,688)		214,808,682
OTHER ASSETS LESS LIABILITIES-(7.35)%		(14,702,078)
NET ASSETS-100.00%		$200,106,604

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Invesco Ltd.	$946,910	$86,248	$(151,008)	$202,483	$(1,499)	$1,083,134	$14,452
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	132,979	646,854	(716,636)	-	-	63,197	962
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	31,490,455	(27,665,017)	-	-	3,825,438	30,125*
Invesco Private Prime Fund	3,715,240	37,695,330	(30,708,148)	306	(216)	10,702,512	81,332*
Total	$4,795,129	$69,918,887	$(59,240,809)	$202,789	$(1,715)	$15,674,281	$126,871

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-80.44%
Communication Services-0.35%
Mobile TeleSystems PJSC, ADR (Russia)(b)(c)	152,493	$ 0
TEGNA, Inc.(d)	26,274	418,545
		418,545
Consumer Discretionary-5.13%
A-Mark Precious Metals, Inc.(d)	9,604	369,178
Brunswick Corp.(d)	9,711	790,961
Dick’s Sporting Goods, Inc.	5,856	1,266,946
Harley-Davidson, Inc.(d)	21,788	817,050
La-Z-Boy, Inc.(d)	10,517	464,220
Lear Corp.	6,104	744,932
Penske Automotive Group, Inc.	2,502	435,623
Sonic Automotive, Inc., Class A	6,728	400,585
Winnebago Industries, Inc.	12,800	800,256
		6,089,751
Consumer Staples-3.69%
Archer-Daniels-Midland Co.	18,752	1,162,812
Bunge Global S.A.	10,731	1,129,223
Cal-Maine Foods, Inc.	12,520	896,056
Kroger Co. (The)	21,830	1,189,735
		4,377,826
Energy-24.44%
Alliance Resource Partners L.P.	61,307	1,520,414
APA Corp.	38,279	1,193,922
Ardmore Shipping Corp. (Ireland)	16,581	359,476
Black Stone Minerals L.P.	68,692	1,033,128
BP PLC, ADR	20,678	731,794
Cenovus Energy, Inc. (Canada)	54,478	1,096,642
Civitas Resources, Inc.	15,762	1,099,557
Energy Transfer L.P.	61,550	1,001,418
Eni S.p.A., ADR (Italy)(d)	23,537	754,361
Enterprise Products Partners L.P.	30,765	887,878
EOG Resources, Inc.	9,071	1,150,203
Genesis Energy L.P.	43,039	599,964
Global Partners L.P.	16,599	664,126
Helmerich & Payne, Inc.	20,135	813,857
HF Sinclair Corp.	20,436	1,051,841
Imperial Oil Ltd. (Canada)	5,356	383,275
Magnolia Oil & Gas Corp., Class A(d)	44,939	1,224,138
MPLX L.P.	24,902	1,066,304
Murphy Oil Corp.	17,862	739,130
Northern Oil and Gas, Inc.(d)	18,797	811,842
Ovintiv, Inc.	23,206	1,077,687
PBF Energy, Inc., Class A	23,200	945,400
Petroleo Brasileiro S.A., ADR (Brazil)(d)	62,162	887,052
Phillips 66	8,001	1,163,985
Plains All American Pipeline L.P.	51,775	941,787
RPC, Inc.	55,228	412,553
Scorpio Tankers, Inc. (Monaco)	9,334	715,731
Shell PLC, ADR (United Kingdom)	8,965	656,417
Sunoco L.P.	15,481	850,217
TotalEnergies SE, ADR (France)(d)	7,474	506,588
Valero Energy Corp.	6,982	1,129,129
Vermilion Energy, Inc. (Canada)	30,237	324,745
Western Midstream Partners L.P.	29,183	1,194,168
		28,988,729
Financials-23.38%
AGNC Investment Corp.	118,529	1,186,475
AXIS Capital Holdings Ltd.	10,669	808,177
	Shares	Value
Financials-(continued)
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)(d)	55,097	$ 580,722
Banco de Chile, ADR (Chile)	19,950	477,204
Bancolombia S.A., ADR (Colombia)	31,699	1,056,211
Bank of America Corp.	29,050	1,171,006
Barclays PLC, ADR (United Kingdom)(d)	40,168	478,803
BOK Financial Corp.	4,172	429,049
Bread Financial Holdings, Inc.	18,382	1,003,290
Cathay General Bancorp	10,558	467,931
CNO Financial Group, Inc.	13,502	470,680
Corebridge Financial, Inc.	38,238	1,129,933
East West Bancorp, Inc.	10,304	905,619
Equitable Holdings, Inc.	28,253	1,232,113
Essent Group Ltd.	6,818	428,443
Fidelis Insurance Holdings Ltd. (United Kingdom)	23,947	426,017
First Bancorp	21,260	456,027
Hancock Whitney Corp.	8,263	452,234
ING Groep N.V., ADR (Netherlands)(d)	41,745	756,837
International Bancshares Corp.	6,605	445,441
Invesco Mortgage Capital, Inc.(d)(e)	16,648	151,164
Jackson Financial, Inc., Class A	9,905	872,234
JPMorgan Chase & Co.	5,726	1,218,493
Lloyds Banking Group PLC, ADR (United Kingdom)(d)	222,577	674,408
MGIC Investment Corp.	37,325	927,153
Navient Corp.	25,518	418,750
Old National Bancorp	45,472	910,349
Popular, Inc.	8,554	877,897
Qifu Technology, Inc., ADR (China)(d)	25,853	525,074
Radian Group, Inc.	24,826	921,045
SLM Corp.	37,161	843,183
Synchrony Financial	26,421	1,341,923
Unum Group	14,587	839,190
Voya Financial, Inc.	10,239	744,682
Wells Fargo & Co.	19,201	1,139,387
Western Alliance Bancorporation	12,085	972,359
		27,739,503
Health Care-3.54%
CVS Health Corp.	21,295	1,284,727
Organon & Co.	36,122	789,627
Royalty Pharma PLC, Class A	28,446	801,324
Viatris, Inc.	109,931	1,325,768
		4,201,446
Industrials-2.99%
CNH Industrial N.V.	107,405	1,143,863
Copa Holdings S.A., Class A (Panama)(d)	3,791	336,451
Global Ship Lease, Inc., Class A (United Kingdom)	13,083	345,653
H&E Equipment Services, Inc.(d)	7,974	417,040
Korn Ferry	5,689	419,393
Ryder System, Inc.	6,283	880,626
		3,543,026
Information Technology-1.04%
Avnet, Inc.	6,908	371,374
United Microelectronics Corp., ADR (Taiwan)(d)	103,073	862,721
		1,234,095
Materials-5.32%
CF Industries Holdings, Inc.	14,513	1,108,648
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
Compass Minerals International, Inc.(d)	30,138	$ 400,835
CVR Partners L.P.	12,902	1,010,872
Mosaic Co. (The)	36,678	1,091,904
Sealed Air Corp.	20,382	775,535
Ternium S.A., ADR (Mexico)	26,595	922,315
Vale S.A., ADR (Brazil)	91,968	997,853
		6,307,962
Real Estate-9.56%
Extra Space Storage, Inc.	7,985	1,274,566
Highwoods Properties, Inc.	18,091	560,278
Innovative Industrial Properties, Inc.(d)	4,099	503,398
Iron Mountain, Inc.(d)	14,299	1,466,506
Lamar Advertising Co., Class A	7,634	915,011
Macerich Co. (The)(d)	38,010	608,540
National Storage Affiliates Trust(d)	15,489	659,367
Outfront Media, Inc.	38,493	624,357
Park Hotels & Resorts, Inc.(d)	47,889	721,208
Ryman Hospitality Properties, Inc.	8,926	897,152
Simon Property Group, Inc.	7,726	1,185,477
SL Green Realty Corp.	22,489	1,498,667
Tanger, Inc.	14,575	421,218
		11,335,745
Utilities-1.00%
Otter Tail Corp.(d)	4,245	411,425
Suburban Propane Partners L.P.	42,059	772,624
		1,184,049
Total Common Stocks & Other Equity Interests (Cost $80,718,304)		95,420,677

Closed-End Funds-9.72%
abrdn Income Credit Strategies Fund	74,178	484,382
Allspring Income Opportunities Fund	33,832	235,809
Ares Dynamic Credit Allocation Fund, Inc.(d)	21,554	328,699
Blackstone Strategic Credit Fund	28,539	343,895
DoubleLine Income Solutions Fund(d)	82,186	1,043,762
DoubleLine Yield Opportunities Fund(d)	28,379	452,077
Eagle Point Credit Co., Inc.	122,429	1,218,169
Eaton Vance Limited Duration Income Fund	65,019	642,388
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	18,808	281,744
Invesco Senior Income Trust(e)	149,008	637,754
Nuveen Preferred & Income Opportunities Fund(d)	137,440	1,055,539
Nuveen Taxable Municipal Income Fund	13,189	214,453
Oxford Lane Capital Corp.(d)	232,030	1,285,446
PGIM High Yield Bond Fund, Inc.	15,629	211,460
PIMCO Access Income Fund	29,336	454,415
PIMCO Dynamic Income Opportunities Fund	72,699	974,167
Western Asset Diversified Income Fund(d)	49,042	742,986
Western Asset Emerging Markets Debt Fund, Inc.	38,795	375,536
Western Asset High Income Opportunity Fund, Inc.	83,719	329,016
	Shares	Value

Western Asset Inflation-Linked Opportunities & Income Fund	25,108	$ 214,673
Total Closed-End Funds (Cost $11,092,651)		11,526,370
Preferred Stocks-9.64%
Communication Services-0.42%
AT&T, Inc., Series C, Pfd., 4.75%	24,893	495,122
Financials-9.22%
Allstate Corp. (The), Series J, Pfd., 7.38%	34,640	921,770
Bank of America Corp., Series QQ, Pfd., 4.25%	66,009	1,229,748
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	61,204	1,292,629
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	60,392	1,288,765
KeyCorp, Pfd., 6.20%(f)	23,565	540,345
MetLife, Inc., Series F, Pfd., 4.75%	52,925	1,087,609
Morgan Stanley, Series K, Pfd., 5.85%	26,267	640,915
Morgan Stanley, Series P, Pfd., 6.50%	25,173	646,946
Wells Fargo & Co., Series Z, Pfd., 4.75%	60,580	1,235,832
Wells Fargo & Co., Series AA, Pfd., 4.70%	49,303	1,003,809
Wells Fargo & Co., Series CC, Pfd., 4.38%	54,971	1,053,794
		10,942,162
Total Preferred Stocks (Cost $11,202,990)		11,437,284
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(g) (Cost $106,727)	106,727	106,727
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $103,120,672)		118,491,058
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.56%
Invesco Private Government Fund, 5.30%(e)(g)(h)	3,463,863	3,463,863
Invesco Private Prime Fund, 5.48%(e)(g)(h)	9,058,945	9,061,663
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,525,497)		12,525,526
TOTAL INVESTMENTS IN SECURITIES-110.45% (Cost $115,646,169)		131,016,584
OTHER ASSETS LESS LIABILITIES-(10.45)%		(12,399,867)
NET ASSETS-100.00%		$118,616,717

See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at July 31, 2024.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$159,893	$(6,143)	$(2,605)	$19	$151,164	$6,659
Invesco Senior Income Trust	540,935	102,676	(5,641)	(242)	26	637,754	18,293
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	272,894	1,922,424	(2,088,591)	-	-	106,727	1,302
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,023,785	11,063,261	(11,623,183)	-	-	3,463,863	48,820*
Invesco Private Prime Fund	10,435,602	22,664,830	(24,038,924)	1,186	(1,031)	9,061,663	128,360*
Total	$15,273,216	$35,913,084	$(37,762,482)	$(1,661)	$(986)	$13,421,171	$203,434

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$881,424,461	$-	$-	$881,424,461
Money Market Funds	390,273	1,698,632	-	2,088,905
Total Investments	$881,814,734	$1,698,632	$-	$883,513,366
Invesco Large Cap Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$969,179,719	$-	$-	$969,179,719
Money Market Funds	-	5,339,696	-	5,339,696
Total Investments	$969,179,719	$5,339,696	$-	$974,519,415
Invesco S&P 100 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$724,991,187	$-	$-	$724,991,187
Money Market Funds	48,462	7,426,463	-	7,474,925
Total Investments	$725,039,649	$7,426,463	$-	$732,466,112
Invesco S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,753,539,478	$-	$-	$4,753,539,478
Money Market Funds	5,349,724	42,089,557	-	47,439,281
Total Investments	$4,758,889,202	$42,089,557	$-	$4,800,978,759
Invesco S&P 500 Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$37,826,200	$-	$-	$37,826,200
Money Market Funds	113,752	1,818,362	-	1,932,114
Total Investments	$37,939,952	$1,818,362	$-	$39,758,314

	Level 1	Level 2	Level 3	Total
Invesco S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,079,047,347	$-	$-	$3,079,047,347
Money Market Funds	514,836	164,140,181	-	164,655,017
Total Investments	$3,079,562,183	$164,140,181	$-	$3,243,702,364
Invesco S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,270,867,627	$-	$-	$5,270,867,627
Money Market Funds	1,830,922	266,719,395	-	268,550,317
Total Investments	$5,272,698,549	$266,719,395	$-	$5,539,417,944
Invesco S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$254,263,065	$-	$-	$254,263,065
Money Market Funds	274,850	38,084,419	-	38,359,269
Total Investments	$254,537,915	$38,084,419	$-	$292,622,334
Invesco S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,219,391,327	$-	$-	$1,219,391,327
Money Market Funds	1,279,666	233,648,177	-	234,927,843
Total Investments	$1,220,670,993	$233,648,177	$-	$1,454,319,170
Invesco S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$881,208,714	$-	$-	$881,208,714
Money Market Funds	-	156,961,864	-	156,961,864
Total Investments	$881,208,714	$156,961,864	$-	$1,038,170,578
Invesco Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$200,217,535	$-	$-	$200,217,535
Money Market Funds	63,197	14,527,950	-	14,591,147
Total Investments	$200,280,732	$14,527,950	$-	$214,808,682
Invesco Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$95,420,677	$-	$0	$95,420,677
Closed-End Funds	11,526,370	-	-	11,526,370
Preferred Stocks	11,437,284	-	-	11,437,284
Money Market Funds	106,727	12,525,526	-	12,632,253
Total Investments	$118,491,058	$12,525,526	$0	$131,016,584